Basis of Presentation (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014 Live Programming - U.S.	Dec. 31, 2013 Live Programming - U.S.	Jun. 30, 2014 Live Programming - Japan	Dec. 31, 2013 Live Programming - Japan	Jun. 30, 2014 Distribution - Germany	Dec. 31, 2013 Distribution - Germany	Jun. 30, 2014 Live Programming - Germany	Dec. 31, 2013 Live Programming - Germany	Jun. 30, 2014 Distribution - U.K.	Dec. 31, 2013 Distribution - U.K.	Jun. 30, 2014 Live Programming - U.K.	Dec. 31, 2013 Live Programming - U.K.	Jun. 30, 2014 Live Programming - Italy	Dec. 31, 2013 Live Programming - Italy	Jun. 30, 2014 Recorded Programming - Italy	Dec. 31, 2013 Recorded Programming - Italy	Jun. 30, 2014 Live Programming - CNRS	Dec. 31, 2013 Live Programming - CNRS	Jun. 30, 2014 Recorded Programming - CNRS	Dec. 31, 2013 Recorded Programming - CNRS	Jun. 30, 2014 CNR Home Shopping Co., Ltd.	Dec. 31, 2013 CNR Home Shopping Co., Ltd.	Jun. 30, 2014 QVC-Japan	Dec. 31, 2013 QVC-Japan	Jun. 30, 2014 HSN, Inc.	Dec. 31, 2013 HSN, Inc.	Oct. 03, 2014 Liberty
General business information
Hours of distribution per day						24 hours	24 hours	24 hours	24 hours	24 hours	24 hours	17 hours	23 hours	24 hours	24 hours	17 hours	17 hours	17 hours	17 hours	7 hours	7 hours	15 hours	15 hours	9 hours	9 hours
Days per year of programming						364 days	364 days
Equity method investment, ownership percentage																										49.00%	49.00%
Investment owned, percent of net assets																												60.00%	60.00%
Noncontrolling interest, ownership percentage by noncontrolling owners																												40.00%	40.00%
Dividends paid to noncontrolling interest	$ (25,000,000)	$ (25,000,000)	$ (45,000,000)	$ (29,000,000)	$ (50,000,000)
Amount in cash approved by board of directors																																970,000,000
Amount reattributed in cash to the Liberty Ventures Group relating to its assumption of liabilities																																30,000,000
Parent ownership in equity investment																														38.00%	38.00%
Line of credit facility amount outstanding																																$ 1,060,000,000